SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands			1 Months Ended								3 Months Ended	12 Months Ended
	Jan. 21, 2016	Jan. 15, 2016	May. 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Jan. 31, 2014	Feb. 28, 2013	Nov. 30, 2011	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events [Line Items]
Payment for long term investments												$ 132,957	$ 56,492
JMOOP [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments								$ 40,000	$ 20,000	$ 20,000
Subsequent event [Member]
Subsequent Events [Line Items]
Issuance of an asset-backed security product	$ 46,287
Subsequent event [Member] | Hayman [Member]
Subsequent Events [Line Items]
Proceeds from investment											$ 30,000
Subsequent event [Member] | Space Solution Ltd [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Number of shares purchased				7,000
Subsequent event [Member] | Future Capital Discovery Fund ILP [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments											200
Subsequent event [Member] | Eleven Point Two Capital ILP [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments											200
Subsequent event [Member] | Social Leverage Capital FundI ILP [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments											$ 146
Subsequent event [Member] | Ordinary shares [Member] | Beijing Da Zhang Fang Internet Technology Co Ltd [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments					$ 2,933
Subsequent event [Member] | Ordinary shares [Member] | Beijing Cai QiuShiJi Technology Development Co Ltd [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments					3,087
Subsequent event [Member] | 2011 Plan [Member]
Subsequent Events [Line Items]
Additional number of shares authorized under plan		45,000,000
Shares authorized under plan		110,014,158
Subsequent event [Member] | 2016 stock incentive plan [Member]
Subsequent Events [Line Items]
Shares authorized under plan		53,596,236
Subsequent event [Member] | Series C Preferred Stock [Member] | Fiscal Note Inc [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments							$ 950
Subsequent event [Member] | Series A Preferred Stock [Member] | Credit Shop [Member]
Subsequent Events [Line Items]
Payment for long term investments						$ 20,000
Subsequent event [Member] | Series A Preferred Stock [Member] | Onerent Inc [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments					2,437
Subsequent event [Member] | Series B Preferred Stock [Member] | Golden Axe Inc. [Member]
Subsequent Events [Line Items]
Number of shares purchased							26,081,176
Ownership percentage							20.46%
Subsequent event [Member] | Series B Plus Plus Preferred Stock [Member] | Omni Prime Inc [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments					1,000
Subsequent event [Member] | Sindeo [Member]
Subsequent Events [Line Items]
Principal amount					$ 200
Interest rate (as a percent)					5.00%
Maturity period					18 months
Subsequent event [Member] | GoGo [Member] | Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Payments to Acquire Equity Method Investments			$ 500